Prepayment and other current assets (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Prepayment and other current assets
Prepaid expenses	¥ 11,937,161	$ 1,706,258	¥ 8,617,132
Prepayments for intangible assets	43,352,840	6,196,716
Employee loans	2,729,457	390,141
Other project investment	1,683,616	240,649
Escrow deposit			3,284,685
Other receivables	1,937,493	276,940	202,289
Total	¥ 61,640,567	$ 8,810,704	¥ 12,104,106